Schedule of company obligations by contractual maturity (Details)	Dec. 31, 2022 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 603,889
Payments by period, less than a year	499,346
Payments by period, one to three years	87,543
Payments by period, four to five years	17,000
Payments by period, more than five years
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	29,600
Payments by period, less than a year	14,800
Payments by period, one to three years	14,800
Payments by period, four to five years
Payments by period, more than five years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	552,700
Payments by period, less than a year	477,550
Payments by period, one to three years	58,150
Payments by period, four to five years	17,000
Payments by period, more than five years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	21,589
Payments by period, less than a year	6,996
Payments by period, one to three years	14,593
Payments by period, four to five years
Payments by period, more than five years